EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)
Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)(4)			Assets That Were Repurchased or Replaced(3)(5)			Assets Pending Repurchase or Replacement (within cure period)(3)(6)			Demand In Dispute(3)(7)			Demand Withdrawn(3)(8)			Demand Rejected(3)(9)
JPMMT 2017-3 CIK#:		BANK OF OKLAHOMA	45	$29,307,060.30	2.88%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		CALIBER HOME MORTGAGE	46	$34,881,282.94	3.43%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		CHASE HOME FINANCE	1	$537,752.46	0.05%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		EVERBANK	180	$136,605,753.26	13.42%	1	$496,000.00	0.10%	-	$-	0.00%	-	$-	0.00%	1	$496,000.00	0.10%	-	$-	0.00%	-	$-	0.00%
		FIRST REPUBLIC BANK	6	$7,912,864.50	0.78%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF TENNESSEE	33	$26,555,770.18	2.61%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FREEDOM MORTGAGE CORP.	27	$21,920,883.05	2.15%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GOLDMAN SACHS	1	$413,602.50	0.04%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE, INC	33	$26,186,511.73	2.57%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		HOMESTREET BANK	2	$925,670.29	0.09%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JOHNSON BANK	28	$19,688,415.80	1.93%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JPMORGAN CHASE NA	437	$232,784,218.96	22.87%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		Kinecta	2	$1,528,004.71	0.15%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MAXEX CLEARING LLC	19	$15,476,576.13	1.52%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MOVEMENT MORTGAGE	36	$23,450,695.26	2.30%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NATIONSTAR MORTGAGE LLC	2	$1,019,070.93	0.10%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEW YORK COMMUNITY BANK	37	$32,726,254.43	3.22%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		OPES ADVISORS	10	$11,248,139.35	1.11%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PARKSIDE LENDING LLC	26	$22,584,165.57	2.22%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PHH MORTGAGE	42	$27,365,069.82	2.69%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PRIMARY CAPITAL MORTGAGE, LLC	24	$17,984,673.25	1.77%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		QUICKEN LOANS INC	130	$87,728,390.08	8.62%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		RPM MORTGAGE INC	16	$14,299,069.68	1.41%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SHELLPOINT	2	$1,481,811.11	0.15%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SOCIAL FINANCE	122	$92,890,802.76	9.13%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		STERLING NATIONAL BANK	2	$1,986,397.10	0.20%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		STONEGATE MORTGAGE CORP	7	$4,443,535.88	0.44%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SUSQUEHANNA BANK	1	$481,509.39	0.05%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		TEXAS CAPITAL BANK	1	$743,117.98	0.07%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		TWO HARBORS TRS CORP	17	$14,269,625.46	1.40%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		UNITED SHORE FINANCIAL SERVICES	124	$86,358,612.97	8.49%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		Western Bancorp	14	$11,931,700.59	1.17%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		WINTRUST BANK	11	$9,923,256.21	0.98%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
Total			1,484	$1,017,640,264.63	100.00%	1	$496,000.00	0.10%	-	$-	0.00%	-	$-	0.00%	1	$496,000.00	0.10%	-	$-	0.00%	-	$-	0.00%
JPMMT 2017-4 CIK#:		BANK OF HOPE	2	$983,272.65	0.11%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		BANK OF OKLAHOMA	12	$8,385,623.12	0.91%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		CALIBER HOME MORTGAGE	88	$65,964,733.44	7.18%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF TENNESSEE	32	$25,902,200.32	2.82%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FREEDOM MORTGAGE CORP.	7	$5,806,324.90	0.63%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE, INC	19	$14,579,119.59	1.59%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		HANOVER COMMUNITY BANK	1	$524,967.21	0.06%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JOHNSON BANK	17	$11,759,293.98	1.28%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JPMORGAN CHASE NA	727	$394,011,387.93	42.87%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LendUS	6	$4,995,084.15	0.54%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LOANDEPOT.COM LLC	68	$35,347,011.87	3.85%	1	$468,872.23	0.10%	-	$-	0.00%	-	$-	0.00%	1	$468,872.23	0.10%	-	$-	0.00%	-	$-	0.00%
		MAXEX CLEARING LLC	17	$11,393,702.07	1.24%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MOVEMENT MORTGAGE	50	$32,544,031.16	3.54%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NATIONSTAR MORTGAGE LLC	1	$509,083.76	0.06%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEW YORK COMMUNITY BANK	39	$31,717,086.69	3.45%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		OPES ADVISORS	2	$1,522,646.84	0.17%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PARKSIDE LENDING LLC	44	$34,969,606.21	3.80%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PHH MORTGAGE	34	$21,299,854.64	2.32%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PRIMARY CAPITAL MORTGAGE, LLC	10	$7,773,290.94	0.85%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		QUICKEN LOANS INC	56	$35,185,353.75	3.83%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		RPM MORTGAGE INC	2	$1,441,704.89	0.16%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SG CAPITAL PARTNERS, LLC	5	$3,805,480.94	0.41%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SOCIAL FINANCE	1	$700,277.68	0.08%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		UNITED SHORE FINANCIAL SERVICES	143	$103,776,573.39	11.29%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		USAA	76	$50,306,539.05	5.47%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		Western Bancorp	15	$13,862,244.50	1.51%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
Total			1,474	$919,066,495.67	100.00%	1	$468,872.23	0.10%	-	$-	0.00%	-	$-	0.00%	1	$468,872.23	0.10%	-	$-	0.00%	-	$-	0.00%
JPMMT 2018-1 CIK#:		CALIBER HOME MORTGAGE	83	$60,382,435.97	13.08%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF TENNESSEE	13	$11,169,376.10	2.42%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FREEDOM MORTGAGE CORP.	7	$6,847,340.40	1.48%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE, INC	43	$30,262,051.98	6.55%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JPMORGAN CHASE NA	274	$146,288,626.63	31.69%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LOANDEPOT.COM LLC	101	$56,716,427.79	12.29%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MAXEX CLEARING LLC	22	$20,033,949.38	4.34%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MOVEMENT MORTGAGE	20	$13,179,441.85	2.85%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEW YORK COMMUNITY BANK	10	$9,086,427.06	1.97%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PARKSIDE LENDING LLC	18	$13,153,643.09	2.85%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PHH MORTGAGE	15	$9,652,710.62	2.09%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SOCIAL FINANCE	12	$7,175,312.10	1.55%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		UNITED SHORE FINANCIAL SERVICES	83	$59,442,917.64	12.88%	1	$1,000,000.00	0.37%	-	$-	0.00%	-	$-	0.00%	1	$1,000,000.00	0.37%	-	$-	0.00%	-	$-	0.00%
		USAA	30	$18,280,956.13	3.96%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
Total			731	$461,671,616.74	100.00%	1	$1,000,000.00	0.37%	-	$-	0.00%	-	$-	0.00%	1	$1,000,000.00	0.37%	-	$-	0.00%	-	$-	0.00%
JPMMT 2018-8 CIK#:		AMERIHOME MORTGAGE COMPANY, LLC	249	$150,556,792.53	14.81%	1	$540,292.92	0.12%	-	$-	0.00%	-	$-	0.00%	1	$540,292.92	0.12%	-	$-	0.00%	-	$-	0.00%
		BANK OF OKLAHOMA	4	$2,738,718.83	0.27%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		CALIBER HOME MORTGAGE	18	$13,056,499.15	1.28%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FAIRWAY INDEPENDENT MORTGAGE CORPORATION	7	$5,882,115.78	0.58%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF TENNESSEE	7	$4,093,006.96	0.40%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FREEDOM MORTGAGE CORP.	2	$1,581,639.37	0.16%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE AFFINITY	3	$2,208,736.33	0.22%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE, INC	10	$7,366,852.85	0.72%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		HOMESTREET BANK	7	$5,470,157.76	0.54%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JOHNSON BANK	6	$4,999,406.39	0.49%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JPMORGAN CHASE NA	1,199	$538,837,761.99	53.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LendUS	5	$3,735,620.53	0.37%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LOANDEPOT.COM LLC	113	$80,865,885.97	7.95%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MAXEX CLEARING LLC	55	$40,794,016.07	4.01%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MOVEMENT MORTGAGE	11	$7,772,718.16	0.76%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEWREZ LLC FORMERLY KNOWN AS NEW PENN FINANCIAL, LLC	6	$4,694,298.85	0.46%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEXBANK	4	$1,850,620.54	0.18%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PARKSIDE LENDING LLC	6	$4,708,891.90	0.46%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PENNYMAC	16	$11,506,679.12	1.13%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PROVIDENT	10	$6,757,231.54	0.66%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		QUICKEN LOANS INC	7	$5,079,609.64	0.50%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SOCIAL FINANCE	29	$25,604,189.98	2.52%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		UNITED SHORE FINANCIAL SERVICES	88	$55,946,281.87	5.50%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		USAA	30	$21,532,240.57	2.12%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		Western Bancorp	10	$8,386,163.10	0.82%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		WINTRUST BANK	1	$619,535.09	0.06%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
Total			1,903	$1,016,645,670.87	100.00%	1	$540,292.92	0.12%	-	$-	0.00%	-	$-	0.00%	1	$540,292.92	0.12%	-	$-	0.00%	-	$-	0.00%
JPMMT 2018-9 CIK#:		CALIBER HOME MORTGAGE	13	$8,215,282.80	1.40%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FAIRWAY INDEPENDENT MORTGAGE CORPORATION	1	$579,896.77	0.10%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIFTH THIRD BANK	50	$31,723,848.55	5.40%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRST REPUBLIC BANK	7	$5,374,394.50	0.91%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF COLORADO	1	$571,426.41	0.10%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF TENNESSEE	7	$4,204,389.64	0.72%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FREEDOM MORTGAGE CORP.	4	$4,643,563.79	0.79%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE, INC	22	$14,982,774.93	2.55%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		HOMESTREET BANK	6	$4,839,620.41	0.82%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JPMORGAN CHASE NA	615	$337,449,760.06	57.45%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LendUS	1	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LOANDEPOT.COM LLC	1	$592,101.25	0.10%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MAXEX CLEARING LLC	19	$16,072,933.49	2.74%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MOVEMENT MORTGAGE	7	$4,689,956.59	0.80%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEWREZ LLC FORMERLY KNOWN AS NEW PENN FINANCIAL, LLC	14	$8,675,471.68	1.48%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEXBANK	2	$1,353,649.42	0.23%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PARKSIDE LENDING LLC	8	$5,332,925.56	0.91%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PENNYMAC	6	$4,280,823.80	0.73%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		QUICKEN LOANS INC	95	$54,361,278.24	9.25%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SOCIAL FINANCE	11	$8,930,876.60	1.52%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		UNITED SHORE FINANCIAL SERVICES	99	$57,694,630.98	9.82%	1	$535,066.79	0.20%	-	$-	0.00%	-	$-	0.00%	1	$535,066.79	0.20%	-	$-	0.00%	-	$-	0.00%
		USAA	14	$10,240,373.37	1.74%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		Western Bancorp	3	$1,625,014.72	0.28%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		WINTRUST BANK	1	$939,764.57	0.16%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
Total			1,007	$587,374,758.13	100.00%	1	$535,066.79	0.20%	-	$-	0.00%	-	$-	0.00%	1	$535,066.79	0.20%	-	$-	0.00%	-	$-	0.00%
JPMMT 2019-LTV1 CIK#:		ALLY BANK	19	$7,450,714.28	1.06%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		AMERIHOME MORTGAGE COMPANY, LLC	1	$924,897.00	0.13%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		BANC OF CALIFORNIA NA	60	$57,438,987.91	8.19%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		CALIBER HOME MORTGAGE	32	$20,134,337.50	2.87%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		CMG MORTGAGE, INC.	7	$4,011,997.20	0.57%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FAIRWAY INDEPENDENT MORTGAGE CORPORATION	5	$3,030,149.01	0.43%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FINANCE OF AMERICA	1	$629,971.15	0.09%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF COLORADO	1	$487,343.93	0.07%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FIRSTBANK OF TENNESSEE	5	$1,390,177.57	0.20%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		FREEDOM MORTGAGE CORP.	13	$7,199,239.53	1.03%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE AFFINITY	1	$524,575.40	0.07%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		GUARANTEED RATE, INC	26	$15,353,517.72	2.19%	1	$953,967.08	0.36%	-	$-	0.00%	-	$-	0.00%	1	$953,967.08	0.36%	-	$-	0.00%	-	$-	0.00%
		HOME POINT FINANCIAL CORPORATION	1	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		HOMESTREET BANK	6	$5,238,506.42	0.75%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		JPMORGAN CHASE NA	214	$118,894,646.50	16.95%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		Kinecta	1	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LendUS	3	$2,382,128.76	0.34%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		LOANDEPOT.COM LLC	15	$2,846,303.41	0.41%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MAXEX CLEARING LLC	68	$50,312,971.39	7.17%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		MOVEMENT MORTGAGE	20	$14,022,973.10	2.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEW YORK COMMUNITY BANK	2	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		NEWREZ LLC FORMERLY KNOWN AS NEW PENN FINANCIAL, LLC	25	$14,530,012.63	2.07%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PARKSIDE LENDING LLC	18	$5,066,849.86	0.72%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		PROVIDENT	5	$4,042,433.30	0.58%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		QUICKEN LOANS INC	23	$11,650,524.06	1.66%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		SOCIAL FINANCE	52	$39,472,598.65	5.63%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		STEARNS LENDING, INC	3	$1,890,960.55	0.27%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		UNITED SHORE FINANCIAL SERVICES	566	$298,009,530.43	42.48%	2	$1,188,394.62	0.45%	-	$-	0.00%	-	$-	0.00%	2	$1,188,394.62	0.45%	-	$-	0.00%	-	$-	0.00%
		Western Bancorp	18	$10,883,472.34	1.55%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
		WINTRUST BANK	7	$3,677,234.38	0.52%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%	-	$-	0.00%
Total			1,218	$701,497,053.98	100.00%	3	$2,142,361.70	0.81%	-	$-	0.00%	-	$-	0.00%	3	$2,142,361.70	0.81%	-	$-	0.00%	-	$-	0.00%
Grand Total			7,817	$4,703,895,860.00	0.00%	8	$5,182,594.00	0.00%	-	$-	0.00%	-	$-	0.00%	8	$5,182,594.00	0.00%	-	$-	0.00%	-	$-	0.00%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) In certain cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records.  This entity may or may not be the originator of the assets.  The Securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Except as otherwise indicated in this exhibit, the outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period. All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available. Percentage figures that are greater than 0.000% and less than 0.005% may be displayed in the table above as 0.00% due to rounding.

(4) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(5) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(8) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9) “Demand Rejected” shows all assets where a repurchase demand has been rejected by the Securitizer, including assets that have not been repurchased or replaced in response to a repurchase demand that (i) was initially reported on a Form ABS-15G more than 3 years prior to the beginning of the reporting period covered by this Form ABS-15G and (ii) was not categorized as a Demand in Dispute or a Demand Withdrawn during the reporting period covered by this Form ABS-15G.